Federated Investors
World-Class Investment Manager

Federated Kaufmann Fund

A Portfolio of Federated Equity Funds

1ST SEMI-ANNUAL REPORT

June 30, 2001

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

Established 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Federated Kaufmann Fund

President's Message

Dear Fellow Shareholder:

I am pleased to present the first Semi-Annual Report of Federated Kaufmann Fund. As a new shareholder, you have joined thousands of other investors who have enjoyed this fund's impressive returns for more than 15 years.

This report for the fund's Class A, B and C shares covers the reporting period from April 23, 2001 through June 30, 2001. It begins with a discussion with the fund's portfolio co-managers, Lawrence Auriana and Hans Utsch. Following their discussion are two additional items of shareholder interest. First is a complete listing of the fund's holdings, and second is the publication of the fund's financial statements.

This fund gives investors the opportunity to pursue capital appreciation by owning an interest in a diversified and actively managed portfolio of promising growth companies. Many of these companies are in basic and stable industries and continue to have high rates of growth in sales and earnings despite the weakness in the economy. These growth companies can be small to medium to large capitalization corporations.1 The fund holds approximately 270 issues, and the top 20 holdings of the fund comprise around 45% of the fund's total net assets. Currently, the fund is primarily invested in economic sectors that are somewhat insulated from the slowdown now occurring in the areas of high technology. At some point, however, the fund can be expected to increase its holdings in technology, in which it has invested in the past with considerable success. As of June 30, 2001 the fund's top five holdings were Lincare Holdings, Inc., Concord EFS, Inc., Cendant Corp., J.D. Wetherspoon PLC (GBP) and Clear Channel Communications, Inc.

1 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

During the reporting period, small- and mid-cap growth stocks outperformed the market as a whole, and the fund's stock selection helped performance. The fund produced a strong total return through appreciation in the value of its holdings. Individual share class total return performance for the reporting period follows.2

	Total Return	Net Asset Value Increase
Class A Shares	9.93%	$4.33 to $4.76 = 9.93%
Class B Shares	9.93%	$4.33 to $4.76 = 9.93%
Class C Shares	9.93%	$4.33 to $4.76 = 9.93%

Of course, the fund is a long-term investment, and we continue to see significant day-to-day volatility in the stock market. As a result, investors are urged to consider the dollar-cost averaging method of investing. By dollar-cost averaging, you can actually take advantage of market volatility: when prices are lower, your investment buys more shares. Many shareholders have found this to be a prudent way to benefit from the fluctuations in the fund's share price.3

A good way to dollar-cost average is to establish an automatic investment plan. This means adding to your account on a regular basis through a systematic investment program, whereby a specific amount is withdrawn from your checking account to purchase more fund shares. Such regular and disciplined investing, when combined with other important elements like diversification and professional management, helps improve your opportunity to build wealth. You can contact your investment representative or Federated Securities Corp. for more information.

Thank you for entrusting a portion of your wealth to Federated Kaufmann Fund. We welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
August 15, 2001

2 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any sales charge) for the fund's Class A, B and C shares were 3.88%, 4.43% and 8.93%, respectively.

Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

The fund is the successor to The Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place effective on April 23, 2001. Prior to that date, the fund had no investment operations. Accordingly, the performance information provided is historical of the Kaufmann Fund, but has been adjusted to reflect the maximum sales charge or contingent deferred sales charge and expenses applicable to the fund's Class A, B and C shares.

3 Systematic investing does not assure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

Lawrence Auriana

Portfolio Co-Manager

Federated Investment Management Company

Hans Utsch

Portfolio Co-Manager

Federated Investment Management Company

Investment Review

What is your review of the stock market over the reporting period?

The first half of 2001 was marked by many negative economic forces--high energy costs, high real interest rates, weakening capital markets and reductions in capital spending. It appears that investors are showing a renewed appetite for companies that can continue to substantially grow sales and earnings despite this environment, which describes many of Federated Kaufmann Fund's largest holdings.

Among small- and mid-cap stocks, "growth" tended to do better than "value" in the second quarter of 2001. In a slowing economy, companies that can continue to grow are harder to find and therefore more valuable. That's why we believe true growth stocks are the best hedge against a troubled economy.

How did Federated Kaufmann Fund perform during the reporting period?

Our top ten positions were all up nicely during the reporting period. We did especially well in the areas of data processing services, commercial services, and specialty retailing. Specific stocks that notably contributed to the positive performance were Cendant Corp. (diversified business services), Concord EFS, Inc. (electronic funds transfer services), PETsMART, Inc. (pet superstores), Clear Channel Communications, Inc. (radio stations and billboard advertising) and CSG Systems International, Inc. (billing systems for cable TV and telephone service providers). There were no stocks in the portfolio that hurt performance in any notable way--that is, by at least 1% of net assets.

The fund's total returns for Class A, B and C shares were 9.93%, 9.93%, and 9.93%, respectively, based on net asset value.

How would you describe the fund's positioning and strategy during the reporting period?

During the quarter, we continued to meet with company managements and to intensively analyze corporate fundamentals in order to identify companies that can be expected to substantially grow sales and earnings despite the difficulties of the current macroeconomic environment. As a result of this bottoms-up approach to individual stock selection, our portfolio weightings in Services and Retail increased, while those in Energy and Technology decreased. Our cash position also decreased to 11.9% of net assets as we successfully broadened and intensified our search for attractive investment opportunities.

Have you made any recent changes to the fund's portfolio?

Of course, we are always establishing new positions in companies that we believe--based on fundamental research, personal contacts with management, customers and competitors--have excellent growth prospects, strong franchises, superior returns on capital, solid balance sheets and, above all, great management. Recently we bought shares of several specialty pharmaceutical companies (for example, Dr. Reddy's Laboratories Ltd., ADR and King Pharmaceuticals, Inc.) and specialty commercial insurance companies (ACE, Ltd. and XL Capital Ltd., supplementing our long-held position in Philadelphia Consolidated Holding Corp.).

We single these out, among many purchases, to illustrate the point that there are many areas outside of technology where companies can have superior growth prospects based upon proprietary products. In the case of insurance companies, which operate in a mature industry, the so-called "specialty commercial" segment is enjoying strong revenue growth. A decade of soft pricing has left the industry under-reserved, and prices have been rising. For the next several years, these companies should be excellent businesses.

What were the fund's top ten holdings as of June 30, 2001, and what were the industry weightings?

The top ten holdings and sector weightings were as follows:

Name	Percentage of Net Assets
Lincare Holdings, Inc.	6.8%
Concord EFS, Inc.	5.9%
Cendant Corp.	5.5%
J.D. Wetherspoon PLC (GBP)	3.0%
Clear Channel Communications, Inc.	2.8%
CSG Systems International, Inc.	2.6%
PETsMART Inc.	2.2%
Cardinal Health, Inc.	1.8%
Affiliated Computer Services, Inc.	1.7%
Philadelphia Consolidated Holding Corp.	1.3%
TOTAL	33.6%

Sector	Percentage of Net Assets
Health Care Services	12.1%
Media	8.7%
Finance	7.7%
Business Services	7.7%
Pharmaceutical & Biotech	7.2%
Retail	6.1%
Medical Equipment & Supplies	5.8%
Data Processing Services	4.7%
Energy	4.3%
Insurance	3.6%

As we begin the second half of 2001, what is your overall outlook for the market?

No one can consistently forecast when the economy and the markets will turn, so we never try. We feel good, however, about the prospects for the Fund's portfolio. The price/earnings ratios of non-technology small- and mid-cap growth companies, which dropped well below historical norms in the last several years, appear to be rising. This is a favorable trend. We should also note that we are spending a great deal of time monitoring developments in the technology sector. At some point, the dramatic cutting of costs and capacity will end, demand will stabilize, and the leading companies will present outstanding investment opportunities.

We have been maintaining our cash reserves at levels above 10%. We hope and expect to be reinvested before the current recession-like environment ends, which may be sooner than people think. In the case of the last four recessions (1970, 1974, 1982 and 1990), the stock market went up dramatically for six or so months before the recession ended. Investors who were not invested during those periods missed out on the opportunity to make very substantial gains.

You two have been managing this fund for more than 15 years. Now that it has joined the Federated family of funds, how are you getting along with the folks at Federated?

Terrific. Chris Donahue, who is Federated's President and CEO, and his staff have been totally supportive of our investment objectives and strategies. The "look and feel" of documents such as shareholder letters, application forms, and media advertisements will change, but the most important thing will not change: our style of intensive fundamental research aimed at building a diversified portfolio of leading small- and mid-cap growth companies while prudently attempting to manage risk.

We look forward to serving you for many years to come.

Portfolio of Investments

June 30, 2001 (unaudited)

Shares or Units Held			Value
		STOCKS--84.7%
		FINANCIAL--13.1%
		Finance--7.7%
3,988,200	[1,2]	Concord EFS, Inc.	$207,426,282
400,000	[1,4]	Federal Agricultural Mortgage Corp.	12,792,000
1,000,000		IndyMac Bancorp., Inc.	26,800,000
1,000,000	[1]	Ocwen Financial Corp.	10,250,000
100,000	[2]	Shohkoh Fund & Co. Ltd. (JPY)	16,341,913
50,000		Westcorp	1,060,000

		TOTAL	274,670,195

		Insurance--4.0%
928,500		ACE, Ltd.	36,295,065
222,200		Gallagher (Arthur J.) & Co.	5,777,200
300,000		MGIC Investment Corp.	21,792,000
1,300,000	[1,4]	Philadelphia Consolidated Holding Corp.	45,214,000
600,000	[1,2,4]	Phoenix Companies, Inc.	11,160,000
1,010,600	[1,2,4]	RTW, Inc.	2,066,677
125,000	[1,2]	Willis Group Holdings Ltd.	2,218,750
200,000		XL Capital Ltd.	16,420,000

		TOTAL	140,943,692

		Venture Capital--1.2%
600,000		Allied Capital Corp.	13,890,000
1	[1,3]	Apollo Investment Fund	572,792
1	[3]	Greenfield Technology Ventures Fund I, LP	67,685
1	[1,3]	The Infrastructure Fund, LP	133,315
1	[3]	Latin Healthcare Fund, LP	9,161,470
1	[3]	Latin Healthcare Fund, LP	500,000
1	[3]	Peachtree/CB Partners, LLC	2,600,000
1	[3]	Peachtree/DMI Partners, LLC	1,178,100
1	[3]	Peachtree/Heartlab Partners, LLC	687,225
Shares or Units Held			Value
		STOCKS--continued
		FINANCIAL--continued
		Venture Capital--continued
1	[3]	Peachtree/Leadscope, LLC	$670,000
1	[3]	Peachtree/Medichem Partners, LLC	1,345,972
1	[3]	Peachtree/OpenNetwork Partners, LLC	981,750
1	[3]	Peachtree/Velquest Partners, LLC	477,501
1	[3]	Rocket Ventures II, LP	3,609,289
1	[3]	Vennworks, LLC -- Class A	5,000,000

		TOTAL	40,875,099

		Real Estate--0.2%
1,000	[2]	Four Seasons Hotels, Inc.	55,350
200,000	[1]	Prime Hospitality Corp.	2,370,000
100,000	[2]	Starwood Hotels & Resorts Worldwide, Inc.	3,728,000

		TOTAL	6,153,350

		TOTAL FINANCIAL	462,642,336

		HEALTH--25.3%
		Health Care Services--12.6%
210,000	[1]	AdvancePCS	13,450,500
10,000	[1,2]	AmeriSource Health Corp., Class A	553,000
1,175,000	[1,4]	CareScience, Inc.	1,997,500
500,000	[1]	Community Health Systems, Inc.	14,750,000
248,612	[1,3,4]	CompBenefits Corp. -- Voting Common	122,312
98,880	[1,3,4]	CompBenefits Corp. -- Convertible Nonvoting Common	54,384
2,851	[1,3,4]	CompBenefits Corp. -- Convertible Participating Pfd.	2,831,921
1,134	[1,3,4]	CompBenefits Corp. -- Series B Convertible Pfd.	1,258,113
400,000		HCA, Inc.	18,076,000
500,000	[1]	Health Management Associates, Inc.	10,520,000
1,278,700	[1,4]	Healthcare Recoveries, Inc.	6,546,944
2,000,000	[1]	HEALTHSOUTH Corp.	31,940,000
400,000	[1,2]	Laboratory Corporation of America Holdings	30,760,000
465,400	[1]	LifePoint Hospitals, Inc.	20,607,912
8,000,000	[1,4]	Lincare Holdings, Inc.	240,080,000
Shares or Units Held			Value
		STOCKS--continued
		HEALTH--continued
		Health Care Services--continued
120,000	[1]	Quest Diagnostics, Inc.	$8,982,000
400,000	[1]	Renal Care Group, Inc.	13,156,000
200,000	[1]	Tenet Healthcare Corp.	10,318,000
500,000	[1]	Unilab Corp.	12,600,000
175,000	[1]	United Surgical Partners International, Inc.	4,200,000
255,400	[1]	US Oncology, Inc.	2,270,506

		TOTAL	445,075,092

		Medical Equipment & Supplies--5.2%
33,100	[1]	AeroGen, Inc.	223,094
296,296	[3]	AeroGen, Inc. - Series F Pfd.	1,997,037
165,000	[1]	Aksys Ltd.	1,714,350
250,000	[3]	Amira Medical -- Series A Pfd.	562,500
1,000,000	[3]	Amira Medical -- Series D Pfd.	2,250,000
500,000	[1]	Aspect Medical Systems, Inc.	7,750,000
862,750	[1,4]	Bionx Implants, Inc.	2,329,425
200,000	[1,3]	Caliper Technologies Corp.	4,210,000
930,000		Cardinal Health, Inc.	64,170,000
600,000	[1,4]	Conceptus, Inc.	9,000,000
714,286	[1,3,4]	Conceptus, Inc.	10,714,290
500,000	[1,3]	Cortek, Inc. -- Series C Convertible Pfd.	1,000,000
1,515,512	[1,3]	Cortek, Inc. - Series D Convertible Pfd.	2,000,000
453,900	[1,2]	Cryolife, Inc.	18,569,049
370,000	[1]	Curon Medical, Inc.	740,000
1	[3]	De Novo (Q) Ventures I, LP	2,830,792
2,083,333	[3]	DexCom, Inc. -- Series B Pfd.	3,000,000
200,000	[1]	Guidant Corp.	7,200,000
300,000	[1]	Haemonetics Corp.	9,150,000
6,612	[3]	Medtronic, Inc.	304,247
931,900	[1,4]	Orthofix International NV	25,002,877
259,000	[1]	Regeneration Technologies, Inc.	2,279,200
666,667	[3]	Sanarus Medical, Inc. -- Series A Pfd.	1,000,001
Shares or Units Held			Value
		STOCKS--continued
		HEALTH--continued
		Medical Equipment & Supplies--continued
55,400	[1]	Spacelabs Medical, Inc.	$675,880
500,000	[3]	Spinal Dynamics Corp.- Series D Pfd.	3,000,000
556,400	[1,3]	ThermoGenesis Corp. - Warrants	1,168,440
1,388,885	[1,3]	ThermoGenesis Corp.	2,499,993

		TOTAL	185,341,175

		Pharmaceutical & Biotech--7.5%
100,000		Abbott Laboratories	4,801,000
266,667	[3]	ACADIA Pharmaceuticals, Inc.	2,000,002
341,400	[1]	Allos Therapeutics, Inc.	1,553,370
1,046,667	[1,3,4]	Aradigm Corp.	7,326,669
1,694,915	[3]	Ardais Corp., Convertible Pfd.	9,999,999
535,000	[1]	Argonaut Technologies, Inc.	2,782,000
500,000	[1,2,4]	ArQule, Inc.	10,830,000
340,000	[1]	Array BioPharma, Inc.	3,094,000
100,000	[1]	Biogen, Inc.	5,436,000
95,000		Cephalon, Inc. -- Convertible Pfd.	19,023,655
700,000	[1,2]	Charles River Laboratories International, Inc.	24,325,000
400,000	[1]	Corvas International, Inc.	4,712,000
125,000	[1,2]	CV Therapeutics, Inc.	7,125,000
645,161	[3]	diaDexus, Inc. -- Series C Pfd.	4,999,998
700,000	[1]	Dr. Reddy's Laboratories Ltd., ADR	12,985,000
300,000	[1]	Genentech, Inc.	16,530,000
3,989,272	[1,3,4]	Genomica Corp.	17,153,870
296,296	[1,3]	Genta, Inc.	3,967,403
300,000	[1,2]	Genzyme Transgenics Corp.	2,982,000
200,000		ICN Pharmaceuticals, Inc.	6,344,000
415,000	[1,2]	IDEC Pharmaceuticals Corp.	28,091,350
305,000	[1]	Inspire Pharmaceuticals, Inc.	4,270,000
155,000	[1,3]	Intermune, Inc.	5,521,100
Shares or Units Held			Value
		STOCKS--continued
		HEALTH--continued
		Pharmaceutical & Biotech--continued
750,000	[1,3]	IntraBiotics Pharmaceuticals, Inc. -- Series G Pfd.	$1,087,500
200,000	[1]	King Pharmaceuticals, Inc.	10,750,000
250,000	[1,2]	Medarex, Inc.	5,875,000
300,000	[1]	MediChem Life Sciences, Inc.	1,515,000
266,668	[1,3]	Mitokor - Series F Pfd.	2,000,010
100,000	[1,2]	NPS Pharmaceuticals, Inc.	4,020,000
31,250	[1,3]	Peptech Ltd. (AUD)	41,282
312,500	[3]	Point Theraputics, Convertible - Series B Pfd.	5,000,000
100,000	[1]	POZEN, Inc.	1,500,000
25,000	[1,2]	Salix Pharmaceuticals, Ltd.	616,250
200,000		Schering-Plough Corp.	7,248,000
150,000	[1,2]	Shire Pharmaceuticals Group PLC, ADR	8,325,000
570,000	[1,2]	Telik, Inc.	5,614,500
260,000	[1]	Waters Corp.	7,178,600

		TOTAL	266,624,558

		TOTAL HEALTH	897,040,825

		RETAIL--8.1%
		Restaurants --3.0%
49,600		Bob Evans Farms, Inc.	892,800
20,439,322	[4]	J.D. Wetherspoon PLC (GBP)	105,783,759
225,000	[1]	Smith & Wollensky Restaurant Group, Inc.	1,260,000
52,500	[3]	Western Growth Capital Partners I, LLP	164,850

		TOTAL	108,101,409

		Retail--5.1%
100,000	[1,2]	AutoZone, Inc.	3,750,000
50,000	[1]	Costco Wholesale Corp.	2,054,000
400,000	[1]	Dollar Tree Stores, Inc.	11,136,000
800,000		Family Dollar Stores, Inc.	20,504,000
22,000		Fast Retailing Co., Ltd. (JPY)	3,828,081
400,000		Gap (The), Inc.	11,600,000
200,000		Home Depot, Inc.	9,310,000
250,000		Intimate Brands, Inc.	3,767,500
Shares or Units Held			Value
		STOCKS--continued
		RETAIL--continued
		Retail--continued
11,000,000	[1,2,4]	PETsMART, Inc.	$77,550,000
200,000	[1,2]	Reebok International Ltd.	6,390,000
150,000	[2]	Ross Stores, Inc.	3,592,500
425,000	[1,2]	Venator Group, Inc.	6,502,500
300,000		Wal-Mart Stores, Inc.	14,640,000
150,000		Walgreen Co.	5,122,500

		TOTAL	179,747,081

		TOTAL RETAIL	287,848,490

		SERVICES--20.9%
		Aerospace & Defense--0.1%
100,000	[1]	Triumph Group, Inc.	4,900,000

		Business Services--7.8%
10,000,000	[1]	Cendant Corp.	195,000,000
989,800	[1,2,4]	Corporate Executive Board Co.	41,571,600
100,000	[1]	CoStar Group, Inc.	2,630,000
1,260,600	[1,4]	Dispatch Management Services Corp.	11,345
25,000	[2]	Global Payments, Inc.	752,500
100,000	[1]	Iron Mountain, Inc.	4,484,000
100,000	[1]	Keynote Systems, Inc.	1,095,000
223,400	[1]	Kroll-O'Gara Co.	2,113,364
255,500		Moody's Corp.	8,559,250
630,200	[1]	National Processing, Inc.	17,645,600

		TOTAL	273,862,659

		Media--9.0%
200,000	[1]	AT&T Corp. - Liberty Media Corp., Class A	3,498,000
400,000	[1]	Adelphia Communications Corp., Class A	16,400,000
1,600,000	[1]	Clear Channel Communications, Inc.	100,320,000
1,000,000	[1,2]	Comcast Corp.	43,400,000
1,000,000	[1,2]	Cox Communications, Inc.	44,300,000
380,000	[1,2]	Entercom Communications Corp.	20,371,800
150,000	[1]	Hispanic Broadcasting Corp.	4,303,500
650,000	[1]	JC Decaux SA (FRF)	8,703,308
1,000,000	[1,2]	Lamar Advertising Co.	44,000,000
606,800	[1]	Viacom, Inc., Class B	31,401,900

		TOTAL	316,698,508

Shares or Units Held			Value
		STOCKS--continued
		SERVICES--continued
		Recreation & Entertainment--0.5%
995,900	[1,4]	CINAR Corp.	$4,481,550
307,400		Dover Downs Entertainment, Inc.	4,733,960
50,000	[1,2]	Speedway Motorsports, Inc.	1,260,500
175,000	[1]	WMS Industries, Inc.	5,629,750

		TOTAL	16,105,760

		Telecommunication Services--2.2%
225,000	[1,2]	American Tower Corp.	4,650,750
1,200,000		Broadwing, Inc.	29,340,000
10,000	[1]	Crown Castle International Corp.	164,000
800,200	[1,2]	Illuminet Holdings, Inc.	25,166,290
417,100	[1,2]	ITC DeltaCom, Inc.	1,668,400
20,833	[1,3]	RateXchange Corp. -- Warrants 3/15/03	0
2,005,000	[1,2]	TALK America Holdings, Inc.	1,884,700
300,000		Verizon Communications Inc.	16,050,000

		TOTAL	78,924,140

		Transportation--1.3%
914,000	[1,2]	Budget Group, Inc.	2,193,600
1,000,000	[1]	Golar LNG Ltd.	6,859,800
1,550,000	[1,2]	OMI Corp.	8,695,500
700,000	[1,2,4]	Stelmar Shipping Ltd.	12,180,000
300,000	[2]	Teekay Shipping Corp.	12,006,000
100,000		Union Pacific Corp.	5,491,000

		TOTAL	47,425,900

		TOTAL SERVICES	737,916,967

		TECHNOLOGY--10.0%
		Computer Software--1.9%
1,353,400	[1,2]	Acclaim Entertainment, Inc.	6,604,592
600,000	[2]	Amdocs Ltd.	32,310,000
45,000	[1,3]	Attunity Ltd.	117,000
9,000	[1,3]	Attunity Ltd. -- Warrants 3/21/05	0
Shares or Units Held			Value
		STOCKS--continued
		TECHNOLOGY--continued
		Computer Software--continued
9,000	[1,3]	Attunity Ltd. -- Warrants 3/22/05	$0
1,500	[1,2]	Check Point Software Technologies Ltd.	75,855
120,000	[1,2]	Manugistics Group, Inc.	3,012,000
640,000	[1]	Network Associates, Inc.	7,968,000
225,000	[1,2]	SeaChange International, Inc.	4,056,750
1,333,334	[3]	SensAble Technologies, Inc. -- Series B Pfd.	4,426,669
443,979	[3]	SensAble Technologies, Inc. -- Series C Pfd.	1,474,010
1,000	[1]	Siebel Systems, Inc.	46,900
770,000	[1,2]	SilverStream Software, Inc.	5,428,500

		TOTAL	65,520,276

		Data Processing Services--4.7%
850,000	[1,2]	Affiliated Computer Services, Inc.	61,123,500
1,600,000	[1]	CSG Systems International, Inc.	90,816,000
800,000	[1]	KPMG Consulting, Inc.	12,280,000
2,000,000	[3]	Ryan Hankin Kent, Inc. -- Series B Convertible Pfd.	2,000,000

		TOTAL	166,219,500

		Networking & Telecommunication Equipment--1.1%
557,576	[1]	BreezeCOM Ltd.	2,458,910
1,000	[1]	CIENA Corp.	38,000
556,587	[3]	Centerpoint Broadband Technologies, Inc.	6,000,002
1,000	[1,2]	Comverse Technology, Inc.	57,100
1,059,322	[3]	Expand Networks Ltd. - Series C Pfd.	2,500,000
300,000	[1]	General Motors Corp., Class H	6,075,000
1,000	[1]	JDS Uniphase Corp.	12,500
679,348	[3]	Multiplex, Inc. -- Series C Pfd.	5,000,001
1,000	[1,2]	ONI Systems Corp.	27,900
3,602,090	[1,3]	P-Com, Inc.	1,981,150
25,000	[1]	Stratos Lightwave, Inc.	325,000
1,000,000	[2]	Telefonaktiebolaget LM Ericsson, Class B, ADR	5,420,000
1,538,461	[3]	Yipes Communications Group, Inc.	9,999,997

		TOTAL	39,895,560

Shares or Units Held			Value
		STOCKS--continued
		TECHNOLOGY--continued
		Online Internet Information--1.9%
550,000	[1]	AOL Time Warner, Inc.	$29,150,000
1,752,600	[1,2]	EasyLink Services Corp.	963,930
17,200	[1]	Emailthatpays.com, Inc.	3,268
200,000	[1]	Gtech Holdings Corp.	7,102,000
198,600	[1,2]	Hollywood Media Corp.	1,189,614
76,000	[1,2]	HomeStore.com, Inc.	2,656,960
200,000	[1,2,4]	Hotel Reservations Network, Inc.	9,306,000
2,884,615	[3]	India.com, Inc.	3,000,000
2	[3]	internet.com Venture Partners III, LLC	537,145
100,000	[1,2]	MedicaLogic/Medscape, Inc.	59,000
138,500	[1]	NetRatings, Inc.	1,994,400
100,000	[1,2]	SonicWALL, Inc.	2,521,000
430,000	[1]	Websense, Inc.	8,600,000

		TOTAL	67,083,317

		Semiconductor & Equipment--0.4%
200,000	[1]	FEI Co.	8,200,000
555,000	[1,2]	Integrated Telecom Express, Inc.	1,132,200
75,000	[1]	Virata Corp.	888,750
1,000	[1,2]	Vitesse Semiconductor Corp.	21,040
460,000	[1]	Xicor, Inc.	5,092,200
1,000	[1]	Xilinx, Inc.	41,240

		TOTAL	15,375,430

		TOTAL TECHNOLOGY	354,094,083

		OTHER--7.3%
		Building Products--0.2%
100,000	[1]	Simpson Manufacturing Co., Inc.	6,050,000

		Construction & Engineering--0.6%
354,400	[1]	Emcor Group, Inc.	12,811,560
150,000	[1,2]	Quanta Services, Inc.	3,306,000
150,000	[1]	URS Corp.	4,050,000

		TOTAL	20,167,560

Shares or Units Held			Value
		STOCKS--continued
		OTHER--continued
		Electrical Equipment--0.3%
150,000		General Cable Corp.	$2,782,500
10,000	[1,2]	Global Power Equipment Group Inc.	293,000
125,000	[1]	Powell Industries, Inc.	3,750,000
50,000		Woodward Governor Co.	4,217,500

		TOTAL	11,043,000

		Electronic Equipment & Instruments--0.0%
1,000,000	[1]	Lexar Media, Inc.	1,590,000

		Energy--4.4%
100,000	[1,2]	Aquila, Inc.	2,465,000
700,000		Duke Energy Corp.	17,955,000
2,200,000	[1,2,4]	EEX Corp.	5,940,000
10,000		Electricity Generating Public Co., Ltd. (THB)	7,790
100,000		Exelon Corp.	6,412,000
180,000		Forest Oil Corp.	5,040,000
100,000	[1]	Input/Output, Inc.	1,270,000
600,000	[2]	Kinder Morgan, Inc.	30,150,000
100,000		NiSource, Inc.	2,733,000
200,000	[1,2]	NRG Energy, Inc.	4,416,000
285,392	[2]	NUI Corp.	6,586,847
400,000		Ocean Energy, Inc.	6,980,000
600,000	[1]	Oceaneering International, Inc.	12,450,000
200,000		Oil Service Holders Trust	14,040,000
100,000	[1,2]	Oil States International, Inc.	922,000
150,000	[1,2]	Orion Power Holdings, Inc.	3,571,500
2,200,000	[1]	Parker Drilling Co.	14,300,000
300,000		Puget Energy, Inc.	7,860,000
100,000	[1,2]	Triton Energy Ltd.	3,275,000
100,000		Unocal Corp.	3,415,000
200,000	[1]	Veritas DGC, Inc.	5,550,000

		TOTAL	155,339,137

Shares or Units Held or Principal Amount			Value
		STOCKS--continued
		OTHER--continued
		Industrial Conglomerates--0.9%
250,000		General Motors Corp.	$16,087,500
125,000	[1,2]	Kraft Foods, Inc.	3,875,000
200,000		Philip Morris Cos., Inc.	10,150,000

		TOTAL	30,112,500

		Machinery--0.0%
116,000		BHA Group Holdings, Inc.	1,583,400

		Marine--0.9%
1,800,000	[1,2]	Frontline Ltd. (NOK)	30,869,160
33,400	[1,2]	Frontline Ltd., ADR	571,140

		TOTAL	31,440,300

		TOTAL OTHER	257,325,897

		TOTAL STOCKS (IDENTIFIED COST $2,136,900,159)	2,996,868,598

		CONVERTIBLE BOND--1.0%
		RETAIL
$37,500,000	[4]	PETsMART, Inc., 6.75%, 11/1/2004 (identified cost $37,500,000)	35,593,500

		MUTUAL FUND--11.9%
422,100,881		Prime Value Obligations Fund, Class IS (at net asset value)	422,100,881

		TOTAL INVESTMENTS (IDENTIFIED COST $2,596,501,040)[5]	$3,454,562,979

		SCHEDULE OF SECURITIES SOLD SHORT
40,000		Advanced Energy Industries, Inc.	$1,650,800
50,000		Cabot Microelectronics Corp.	3,100,000
10,000		International Business Machines Corp.	1,130,000
20,000		International Rectifier Corp.	682,000
20,000		KLA-Tencor Corp.	1,169,400
40,000		Linear Technology Corp.	1,768,800
40,000		Maxim Integrated Products, Inc.	1,768,400
100,000		Progressive Corp.	13,519,000

		TOTAL SECURITIES SOLD SHORT (PROCEEDS $19,288,115)	$24,788,400

1 Non-income producing security.

2 Certain shares are temporarily on loan to unaffiliated broker/dealers.

3 Restricted security--not registered under the Securities Act of 1933.

4 Affiliated company.

5 The cost of investments for federal tax purposes amounts to $2,596,501,040. The net unrealized appreciation of investments on a federal tax basis amounts to $858,061,939 which is comprised of $982,187,314 appreciation and $124,125,375 depreciation at June 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($3,537,678,870) at June 30, 2001.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
AUD	--Australian Dollar
FRF	--French Franc
GBP	--British Pound
JPY	--Japanese Yen
NOK	--Norwegian Kroner
THB	--Thai Baht

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $2,596,501,040)		$3,454,562,979
Cash denominated in foreign currencies (identified cost $1,177,182)		1,177,182
Cash held as collateral for securities lending		314,913,570
Deposit with custodian bank for securities sold short		30,167,628
Income receivable		1,984,852
Receivable for investments sold		107,053,250
Receivable for fund shares sold		5,696,202
Other assets		122,291

TOTAL ASSETS		3,915,677,954

Liabilities:
Securities sold short, at value (proceeds $19,288,115)	$24,788,400
Payable for investments purchased	34,316,770
Payable for fund shares redeemed	293,049
Payable on collateral due to broker	314,913,570
Payable to bank	1,029,836
Accrued expenses	2,657,459

TOTAL LIABILITIES		377,999,084

Net assets for 742,503,193 shares outstanding		$3,537,678,870

Net Assets Consist of:
Paid in capital		$2,445,809,058
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		852,569,065
Accumulated net realized gain on investments and foreign currency transactions		502,866,679
Distributions in excess of net investment income		(263,565,932)

TOTAL NET ASSETS		$3,537,678,870

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net Asset Value Per Share ($22,523,101 ÷ 4,727,577 shares outstanding)		$4.76

Offering Price Per Share (100/94.50 of $4.76)[1]		$5.04

Redemption Proceeds Per Share		$4.76

Class B Shares:
Net Asset Value Per Share ($25,196,548 ÷ 5,288,530 shares outstanding)		$4.76

Offering Price Per Share		$4.76

Redemption Proceeds Per Share (94.50/100 of $4.76)[1]		$4.50

Class C Shares:
Net Asset Value Per Share ($7,325,251 ÷ 1,537,654 shares outstanding)		$4.76

Offering Price Per Share		$4.76

Redemption Proceeds Per Share (99.00/100 of $4.76)[1]		$4.71

Class K Shares:
Net Asset Value Per Share ($3,482,634,970 ÷ 730,949,432 shares outstanding)		$4.76

Offering Price Per Share		$4.76

Redemption Proceeds Per Share (99.80/100 of $4.76)[1]		$4.75

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $375,044)			$4,673,536
Interest			24,779,502

TOTAL INCOME			29,453,038

Expenses:
Investment adviser fee		$24,142,251
Administrative personnel and services fee		498,181
Custodian fees		166,271
Transfer and dividend disbursing agent fees and expenses		1,708,825
Directors'/Trustees' fees		159,382
Auditing fees		146,989
Legal fees		53,888
Portfolio accounting fees		59,690
Distribution services fee--Class A Shares		5,046
Distribution services fee--Class B Shares		14,100
Distribution services fee--Class C Shares		4,675
Distribution services fee--Class K Shares		6,816,660
Shareholder services fee--Class A Shares		5,046
Shareholder services fee--Class B Shares		4,700
Shareholder services fee--Class C Shares		1,558
Shareholder services fee--Class K Shares		1,642,685
Share registration costs		48,367
Printing and postage		181,859
Insurance premiums		10,256
Taxes		702
Commitment fee		120,548
Miscellaneous		107,333

TOTAL EXPENSES		35,899,012

Waivers:
Waiver of investment adviser fee	$(2,279,616)
Reimbursement of investment adviser fee	(7,584)
Waiver of distribution services fee--Class A Shares	(1,459)
Waiver of distribution services fee--Class K Shares	(2,013,568)

TOTAL WAIVERS		(4,302,227)

Net expenses			31,596,785

Net operating loss			(2,143,747)

Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			4,964,584
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			245,263,688

Net realized and unrealized gain on investments and foreign currency			250,228,272

Change in net assets resulting from operations			$248,084,525

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2001	Year Ended 12/31/2000
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(2,143,747)	$(29,086,054)
Net realized gain on investments and foreign currency transactions	4,964,584	1,371,849,414
Net change in unrealized appreciation(depreciation) of investments and translation of assets and liabilities in foreign currency	245,263,688	(963,389,691)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	248,084,525	379,373,669

Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	--	--
Class B Shares	--	--
Class C Shares	--	--
Class K Shares	--	(1,170,154,603)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(1,170,154,603)

Share Transactions:
Proceeds from sale of shares	160,589,238	246,148,129
Net asset value of shares issued to shareholders in payment of distributions declared	--	1,134,809,314
Cost of shares redeemed	(238,989,252)	(698,057,347)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(78,400,014)	682,900,096

Change in net assets	169,684,511	(107,880,838)

Net Assets:
Beginning of period	3,367,994,359	3,475,875,197

End of period	$3,537,678,870	$3,367,994,359

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout the Period)

Period Ended (unaudited) 6/30/2001 [1]
Net Asset Value, Beginning of Period	$4.33
Income From Investment Operations:
Net operating loss	(0.01)[2]
Net realized and unrealized gain on investments and foreign currency transactions	0.44

TOTAL FROM INVESTMENT OPERATIONS	0.43

Net Asset Value, End of Period	$4.76

Total Return[3]	9.93%

Ratios to Average Net Assets:

Expenses	1.95%[4]

Net operating loss	(0.77)%[4]

Expense waiver/reimbursement[5]	0.22%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$22,523

Portfolio turnover	55%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to June 30, 2001.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding throughout the Period)

Period Ended (unaudited) 6/30/2001 [1]
Net Asset Value, Beginning of Period	$4.33
Income From Investment Operations:
Net operating loss	(0.01)[2]
Net realized and unrealized gain on investments and foreign currency transactions	0.44

TOTAL FROM INVESTMENT OPERATIONS	0.43

Net Asset Value, End of Period	$4.76

Total Return[3]	9.93%

Ratios to Average Net Assets:

Expenses	2.52%[4]

Net operating loss	(1.37)%[4]

Expense waiver/reimbursement[5]	0.15%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$25,196

Portfolio turnover	55%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to June 30, 2001.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout the Period)

Period Ended (unaudited) 6/30/2001 [1]
Net Asset Value, Beginning of Period	$4.33
Income From Investment Operations:
Net operating loss	(0.01)[2]
Net realized and unrealized gain on investments and foreign currency transactions	0.44

TOTAL FROM INVESTMENT OPERATIONS	0.43

Net Asset Value, End of Period	$4.76

Total Return[3]	9.93%

Ratios to Average Net Assets:

Expenses	2.52%[4]

Net operating loss	(1.35)%[4]

Expense waiver/reimbursement[5]	0.15%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$7,325

Portfolio turnover	55%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to June 30, 2001.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2001 (unaudited)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares.

Shareholders and/or the Board of Trustees (the "Trustees") approved a change in the name of the Fund as follows:

Effective Date	Old Name	New Name
April 20, 2001	The Kaufmann Fund, Inc.	Federated Kaufmann Fund

Effective April 23, 2001, Class A, Class B and Class C Shares were added.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended June 30, 2001, the Fund had no open futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At June 30, 2001, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contract Purchased:

7/2/2001	210,890,570 Japanese Yen	$1,694,308	$1,694,308	$0

NET UNREALIZED APPRECIATION (DEPRECIATION) ON FOREIGN EXCHANGE CONTRACTS				$0

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended June 30, 2001, the Fund had a realized gain of $847,500 on written options.

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2000	78,000	$ 1,007,500

Options written	78,000	815,000

Options expired	(78,000)	(815,000)

Options bought to close	(78,000)	(1,007,500)

Outstanding at 6/30/2001	--	$ --

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 100% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2001, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$295,707,970	$314,913,570

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee. Certain of these securities may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

Additional information on each restricted security held at June 30, 2001 is as follows:

Description	Date of Acquisition	Cost
ACADIA Pharmaceuticals, Inc.	05/02/2000	$2,000,002

AeroGen, Inc. - Series F Pfd.	07/06/2000	2,000,000

Amira Medical - Series A Pfd.	04/12/1999	1,375,000

Amira Medical - Series D Pfd.	04/12/1999	5,500,000

Apollo Investment Fund	05/18/2001	572,792

Aradigm Corp.	03/10/1999	7,000,004

Ardais Corp., Convertible Pfd.	03/02/2001 - 03/8/2001	9,999,999

Attunity Ltd.	03/07/2000	765,000

Attunity Ltd. - Warrants 3/21/05	07/13/2000	--

Attunity Ltd. - Warrants 3/22/05	07/13/2000	--

Caliper Technologies Corp.	08/28/2000	9,600,000

Centerpoint Broadband Technologies, Inc.	10/24/2000	6,000,008

CompBenefits Corp. - Voting Common	06/17/1999	124,306

CompBenefits Corp. - Conv. Nonvoting Common	07/12/2000	54,383

CompBenefits Corp. - Conv. Participating Pfd.	06/17/1999	2,831,921

CompBenefits Corp. - Series B Convertible Pfd.	07/12/2000	1,258,113

Conceptus, Inc.	04/11/2001	5,000,000

Cortek, Inc. - Series C Convertible Pfd.	03/01/2001	1,000,000

Cortek, Inc. - Series D Convertible Pfd.	06/18/2001	2,000,000

DeNovo (Q) Ventures I, LP	03/07/2000 - 03/31/2001	3,000,000

DexCom, Inc. - Series B Pfd.	12/01/2000	3,000,000

diaDexus, Inc. - Series C Pfd.	04/04/2000	4,999,998

Expand Networks Ltd. - Series C Pfd.	09/22/2000	2,500,000

Genomica Corp.	03/08/2001	3,368,393

Genta, Inc.	09/25/2000	1,999,998

Greenfield Technology Ventures Fund I, LP	06/15/1998 - 07/13/1999	100,000

India.com, Inc.	09/14/2000	3,000,000

The Infrastructure Fund, LP	08/10/2000	150,000

Intermune, Inc.	07/28/2000	5,510,000

internet.com Venture Partners III, LLC	05/17/2000 - 07/28/2000	600,000

Description	Date of Acquisition	Cost
IntraBiotics Pharmaceuticals, Inc. - Series G Pfd.	11/23/1998	$4,501,691

Latin Healthcare Fund, LP	07/15/1997 - 03/16/2000	9,079,357

Latin Healthcare Fund, LP	10/20/2000	500,000

Medtronic, Inc.	03/15/2000	3,000,001

MitoKor -- Series F Pfd.	08/22/2000	2,000,010

Multiplex, Inc. - Series C Pfd.	02/22/2001	5,000,001

P-Com, Inc.	06/22/1999	10,000,000

Peachtree/CB Partners, LLC	03/07/2000	2,741,652

Peachtree/DMI Partners, LLC	05/09/2001	1,178,100

Peachtree/Heartlab Partners, LLC	04/03/2001	687,225

Peachtree/Leadscope, LLC	06/29/2000	683,400

Peachtree/Medichem, LLC	07/07/1999	1,468,120

Peachtree/OpenNetwork Partners, LLC	10/05/2000	981,750

Peachtree/Velquest Partners, LLC	09/14/2000	487,050

Peptech Ltd. (AUD)	07/19/1993	76,275

Point Theraputics, Convertible - Series B Pfd.	04/09/2001	5,000,000

RateXchange Corp. - Warrants 3/15/03	03/15/2000	--

Rocket Ventures II, LP	07/13/1999 - 09/23/2000	1,750,000

Ryan Hankin Kent, Inc. -- Series B Convertible Pfd.	07/06/2000	2,000,000

Sanarus Medical Inc. - Series A Pfd.	11/18/1999	1,000,001

SensAble Technologies, Inc. - Series B Pfd.	12/23/1997	2,000,000

SensAble Technologies, Inc. - Series C Pfd.	03/30/2000	1,474,010

Spinal Dynamics Corp. - Series D Pfd.	02/21/2001	3,000,000

ThermoGenesis Corp. - Warrants	04/26/2001	--

ThermoGenesis Corp.	04/26/2001	2,449,993

Vennworks, LLC - Class A	01/05/2000	5,000,000

Western Growth Capital Partners I, LLP	12/31/1997 - 07/24/2000	204,915

Yipes Communications Group, Inc.	09/19/2000	9,999,997

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

TRANSACTIONS WITH AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with companies which are or were affiliates are as follows:

	Affiliates	Purchase Cost	Sales Cost	Dividend Income	Value
[1]	Alexion Pharmaceuticals, Inc.	$ --	$ 5,444,719	$ --	$ --

[1,2]	Aradigm Corp.	--	--	--	7,326,669

[1]	ArQule, Inc.	--	1,441,430	--	--

[1]	Aurora Biosciences Corp.	--	8,047,813	--	--

[1]	Bionx Implants, Inc.	--	--	--	2,329,425

[1]	CINAR Corp.	--	--	--	--

[1]	CareScience, Inc.	983,619	--	--	1,997,500

[1,2]	CompBenefits Corp.--Voting Common	--	--	--	122,312

[1,2]	CompBenefits Corp.-Convertible Nonvoting Common	--	--	--	54,384

[1,2]	CompBenefits Corp.-Convertible Participating Pfd.	--	--	--	2,831,921

[1,2]	CompBenefits Corp.-Series B Convertible Pfd.	--	--	--	1,258,113

[1,2]	Conceptus, Inc.	5,834,675	58,598	--	10,714,290

[1]	Conceptus, Inc.	--	--	--	9,000,000

[1]	Corporate Executive Board Co.	4,371,719	8,416,610	--	--

[1]	Dispatch Management Services Corp.	--	--	--	11,345

[1]	EEX Corp.	--	--	--	5,940,000

[1]	Federal Agricultural Mortgage Corp.	--	2,843,366	--	--

[1,2]	Genomica Corp.	--	--	--	17,153,870

[1]	Healthcare Recoveries, Inc.	--	518,532	--	--

[1]	Hotel Reservations Network, Inc.	8,901,175	12,723,384	--	--

	J. D. Wetherspoon PLC (GBP)	--	--	292,477	105,783,759

[1]	Lincare Holdings, Inc.	3,856,356	64,863,430	--	240,080,000

[1]	Orthofix International NV	3,185,000	551,544	--	--

[1]	PETsMART, Inc.	3,537,851	--	--	77,550,000

	PETsMART, Inc., 6.75%, 11/1/2004	--	--	--	35,593,500

[1]	Philadelphia Consolidated Holding Corp.	--	--	--	45,214,000

[1]	Phoenix Companies, Inc.	10,533,990	--	--	11,160,000

[1]	RTW, Inc.	--	379,272	--	2,066,677

[1]	Stelmar Shipping Ltd.	8,395,423	--	--	12,180,000

	TOTAL OF AFFILIATED TRANSACTIONS	$49,599,808	$105,288,698	$292,477	$588,367,765

1 Non-income producing security.

2 Restricted security.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Period Ended 6/30/2001[1]
Class A Shares:	Shares	Amount
Shares sold	4,752,369	$21,939,123
Shares redeemed	(24,792)	(112,847)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,727,577	$21,826,276

	Period Ended 6/30/2001[1]
Class B Shares:	Shares	Amount
Shares sold	5,315,052	$24,726,179
Shares redeemed	(26,522)	(123,353)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	5,288,530	$24,602,826

	Period Ended 6/30/2001[1]
Class C Shares:	Shares	Amount
Shares sold	1,568,602	$7,271,957
Shares redeemed	(30,948)	(146,498)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,537,654	$7,125,459

	Six Months Ended 6/30/2001		Year Ended 12/31/2000
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	24,264,546	$106,651,979	38,614,486	$246,148,129
Shares issued to shareholders in payment of distributions declared	--	--	248,841,044	1,134,809,314
Shares redeemed	(54,248,881)	(238,606,554)	(110,894,428)	(698,057,347)

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(29,984,335)	$(131,954,575)	176,561,102	$682,900,096

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(18,430,574)	$(78,400,014)	176,561,102	$682,900,096

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to June 30, 2001.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Effective April 23, 2001, Federated Investment Management Company became the Fund's investment adviser (the "Adviser"). The Adviser receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. Prior to April 23, 2001, Edgemont Asset Management Corporation served as the Fund's investment adviser and received for its services an annual investment adviser fee equal to 1.500% of the Fund's average daily net assets.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Under the terms of a sub-adviser agreement between the Adviser and the Trust Division of Federated Global Investment Management Corp. ("FGIMC") receives an annual fee from the Adviser equal to 1.175% of the Fund's average daily net assets. In addition, FGIMC may voluntarily choose to reduce its compensation. For the six months ended June 30, 2001, FGIMC earned a sub-adviser fee of $8,395,984.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B, Class C and Class K Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Redemption Fee

The Fund imposes a redemption fee of 0.20% on the redemption price of the Fund's capital stock shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. For the six months ended June 30, 2001, redemption fees of $388,529 were allocated to cover the cost of redemptions. Excess fee proceeds of $25,508 were added to the Fund's assets.

Commitments and Contingencies

In the course of pursuing its investment philosophy, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At June 30, 2001, the Fund had total commitments to limited partnerships and limited liability companies of $49,800,000; of this amount $18,106,700 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $31,693,000.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended June 30, 2001, were as follows:

Purchases	$1,500,577,610

Sales	$1,187,180,206

Concentration of Credit Risk

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At June 30, 2001, the diversification of countries was as follows:

Country	Percentage of Net Assets
Australia	0.0%
Bermuda	1.7%
Canada	0.1%
France	0.2%
Greece	0.3%
India	0.4%
Israel	0.1%
Japan	0.6%
Norway	0.9%
Sweden	0.2%
Thailand	0.0%
United Kingdom	3.2%
United States	78.0%

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Kaufmann Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314172677
Cusip 314172669
Cusip 314172651

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

26667 (8/01)

Federated Investors
World-Class Investment Manager

Federated Kaufmann Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL REPORT

June 30, 2001

CLASS K SHARES

Established 1986

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Lawrence Auriana

Portfolio Co-Manager

Federated Investment Management Company

Hans Utsch

Portfolio Co-Manager

Federated Investment Management Company

Dear Shareholder:

We are pleased to report on Federated Kaufmann Fund's (the "Fund") continuing strong performance in the first half of the year. The Fund was up 7.45% for the six months ended June 30, 2001, which followed a gain of 10.86% for the year ended December 31, 2000.1

The first thing to say is how well we are getting along with the folks at Federated Investors. Since Kaufmann became a member of the Federated Investors family of funds last April, Chris Donahue and his staff at Federated have been totally supportive of our investment objectives and strategies. The "look and feel" of things like shareholder letters, application forms and media advertisements will change, but the most important thing will not change: our style of intensive fundamental research aimed at building a diversified portfolio of leading small- and mid-cap growth companies while prudently attempting to manage risk.

We are proud to report that Federated Kaufmann Fund was #1 in the Lipper Mid-Cap Growth category for its 15-year ranking as of June 30, 2001.2 The following graph illustrates a hypothetical investment of $10,0003 in the Fund for the 15-year period ended June 30, 2001, compared to the Russell Midcap Growth Index and the Russell 2000 Index, a small-cap index.4

1 Past performance is no guarantee of future results and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 Past performance is no guarantee of future results. Lipper rankings are based on total return and do not take sales charges into account.

3 The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell Midcap Growth Index and the Russell 2000 Index have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

4 The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. Investments cannot be made in an index.

The Russell 2000 Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. Investments cannot be made in an index.

FEDERATED KAUFMANN FUND - CLASS K SHARES

Ranking out of all mid-cap growth funds as per Lipper Analytical Services, Inc. for the period ended 6/30/2001.

	1 Year	5 Years	10 Years	15 Years
Ranking
Federated Kaufmann Fund - Class K Shares	12	75	6	1
Total Number of Mid-Cap Growth Funds	376	150	44	28

Average Annual Total Returns for the Period Ended 6/30/2001
Federated Kaufmann Fund - Class K Shares[5]	5.32%	11.87%	18.68%	16.35%
Russell Midcap Growth Index[6]	(31.51)%	12.29%	14.26%	12.80%
Russell 2000 Index[6]	0.57%	9.60%	13.49%	10.14%

5 Performance shown is for the Fund's Class K Shares at net asset value. Based on the redemption fee of 0.20%, the Fund's Class K Shares' average annual 1-year, 5-year, 10-year and 15-year total returns were 5.11%, 11.83%, 18.65% and 16.33%, respectively. Additional classes of shares are available. Performance for these classes will vary due to differences in charges and expenses.

The Fund is the successor to The Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place effective on April 23, 2001. Prior to that date, the Fund's Class K Shares had no investment operations. Accordingly, the performance information provided is historical information of the Kaufmann Fund, adjusted to reflect the expenses applicable to the Fund's Class K Shares.

6 The Russell Midcap Growth Index and the Russell 2000 Index are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performances. These Indexes are unmanaged.

The Fund has elected to change the benchmark index from the Russell 2000 Index to the Russell Midcap Growth Index. The Russell Midcap Growth Index is more representative of the securities typically held by the Fund.

The first half of 2001 was marked by many negative economic forces--high energy costs, high real interest rates, weakening capital markets and reductions in capital spending. It appears that investors are showing a renewed appetite for companies that can continue to substantially grow sales and earnings despite this environment, which describes many of the Fund's largest holdings. Our top ten positions were all up nicely during the reporting period. The biggest gainers were Cendant Corp. (diversified business services), Concord EFS, Inc. (electronic funds transfer services), PETsMART, Inc. (pet superstores), Clear Channel Communications, Inc. (radio stations and billboard advertising) and CSG Systems International, Inc. (billing systems for cable TV and telephone service providers).

Of course, we are always establishing new positions in companies that we believe--based on fundamental research, personal contacts with management, customers and competitors--have excellent growth prospects, strong franchises, superior returns on capital, solid balance sheets and, above all, great management. Recently, for example, the Fund bought shares of several specialty pharmaceutical companies (e.g. Dr. Reddy's Laboratories Ltd., ADR and King Pharmaceuticals, Inc.) and specialty commercial insurance companies (ACE, Ltd. and XL Capital, Ltd., supplementing our long-held position in Philadelphia Consolidated Holding Corp.). We single these out, among many other purchases, to illustrate the point that there are many areas outside of technology where companies can have superior growth prospects based upon proprietary products. In the case of the insurance companies, which operate in a mature industry, the so-called "specialty commercial" segment is enjoying strong revenue growth. A decade of soft pricing has left the industry under-reserved, and prices have been rising. For the next several years, these companies should be excellent businesses.

Looking ahead in a more general way, we are cautiously optimistic. No one can consistently forecast when the economy and the markets will turn, so we never try. However, the price/earnings ratios on non-technology small- and mid-cap growth companies, which dropped well below historical norms in the last several years, appear to be rising. In a slowing economy, growth companies become harder to find and, therefore, more valuable. At the same time, we are spending a great deal of time monitoring developments in the technology sectors. At some point, the dramatic cutting of costs and capacity will end, demand will stabilize, and the leading technology companies should present outstanding investment opportunities.

We have been maintaining our cash reserves, which as of today represent about 12% of the Fund's net assets. We hope and expect to be reinvested before the current recession-like environment ends, which may be sooner than people think. In the case of each of the last four recessions, the stock market went up dramatically for six or so months before the recession ended (in 1970, 1974, 1982 and 1990), and investors who were not invested during those periods missed out on the opportunity to make very substantial gains.

As always, we thank you for your support and look forward to serving you for many years to come.

Lawrence Auriana
Portfolio Co-Manager

August 15, 2001

Hans Utsch
Portfolio Co-Manager

Portfolio of Investments

June 30, 2001 (unaudited)

Shares or Units Held			Value
		STOCKS--84.7%
		FINANCIAL--13.1%
		Finance--7.7%
3,988,200	[1,2]	Concord EFS, Inc.	$207,426,282
400,000	[1,4]	Federal Agricultural Mortgage Corp.	12,792,000
1,000,000		IndyMac Bancorp., Inc.	26,800,000
1,000,000	[1]	Ocwen Financial Corp.	10,250,000
100,000	[2]	Shohkoh Fund & Co. Ltd. (JPY)	16,341,913
50,000		Westcorp	1,060,000

		TOTAL	274,670,195

		Insurance--4.0%
928,500		ACE, Ltd.	36,295,065
222,200		Gallagher (Arthur J.) & Co.	5,777,200
300,000		MGIC Investment Corp.	21,792,000
1,300,000	[1,4]	Philadelphia Consolidated Holding Corp.	45,214,000
600,000	[1,2,4]	Phoenix Companies, Inc.	11,160,000
1,010,600	[1,2,4]	RTW, Inc.	2,066,677
125,000	[1,2]	Willis Group Holdings Ltd.	2,218,750
200,000		XL Capital Ltd.	16,420,000

		TOTAL	140,943,692

		Venture Capital--1.2%
600,000		Allied Capital Corp.	13,890,000
1	[1,3]	Apollo Investment Fund	572,792
1	[3]	Greenfield Technology Ventures Fund I, LP	67,685
1	[1,3]	The Infrastructure Fund, LP	133,315
1	[3]	Latin Healthcare Fund, LP	9,161,470
1	[3]	Latin Healthcare Fund, LP	500,000
1	[3]	Peachtree/CB Partners, LLC	2,600,000
1	[3]	Peachtree/DMI Partners, LLC	1,178,100
1	[3]	Peachtree/Heartlab Partners, LLC	687,225
Shares or Units Held			Value
		STOCKS--continued
		FINANCIAL--continued
		Venture Capital--continued
1	[3]	Peachtree/Leadscope, LLC	$670,000
1	[3]	Peachtree/Medichem Partners, LLC	1,345,972
1	[3]	Peachtree/OpenNetwork Partners, LLC	981,750
1	[3]	Peachtree/Velquest Partners, LLC	477,501
1	[3]	Rocket Ventures II, LP	3,609,289
1	[3]	Vennworks, LLC -- Class A	5,000,000

		TOTAL	40,875,099

		Real Estate--0.2%
1,000	[2]	Four Seasons Hotels, Inc.	55,350
200,000	[1]	Prime Hospitality Corp.	2,370,000
100,000	[2]	Starwood Hotels & Resorts Worldwide, Inc.	3,728,000

		TOTAL	6,153,350

		TOTAL FINANCIAL	462,642,336

		HEALTH--25.3%
		Health Care Services--12.6%
210,000	[1]	AdvancePCS	13,450,500
10,000	[1,2]	AmeriSource Health Corp., Class A	553,000
1,175,000	[1,4]	CareScience, Inc.	1,997,500
500,000	[1]	Community Health Systems, Inc.	14,750,000
248,612	[1,3,4]	CompBenefits Corp. -- Voting Common	122,312
98,880	[1,3,4]	CompBenefits Corp. -- Convertible Nonvoting Common	54,384
2,851	[1,3,4]	CompBenefits Corp. -- Convertible Participating Pfd.	2,831,921
1,134	[1,3,4]	CompBenefits Corp. -- Series B Convertible Pfd.	1,258,113
400,000		HCA, Inc.	18,076,000
500,000	[1]	Health Management Associates, Inc.	10,520,000
1,278,700	[1,4]	Healthcare Recoveries, Inc.	6,546,944
2,000,000	[1]	HEALTHSOUTH Corp.	31,940,000
400,000	[1,2]	Laboratory Corporation of America Holdings	30,760,000
465,400	[1]	LifePoint Hospitals, Inc.	20,607,912
8,000,000	[1,4]	Lincare Holdings, Inc.	240,080,000
Shares or Units Held			Value
		STOCKS--continued
		HEALTH--continued
		Health Care Services--continued
120,000	[1]	Quest Diagnostics, Inc.	$8,982,000
400,000	[1]	Renal Care Group, Inc.	13,156,000
200,000	[1]	Tenet Healthcare Corp.	10,318,000
500,000	[1]	Unilab Corp.	12,600,000
175,000	[1]	United Surgical Partners International, Inc.	4,200,000
255,400	[1]	US Oncology, Inc.	2,270,506

		TOTAL	445,075,092

		Medical Equipment & Supplies--5.2%
33,100	[1]	AeroGen, Inc.	223,094
296,296	[3]	AeroGen, Inc. - Series F Pfd.	1,997,037
165,000	[1]	Aksys Ltd.	1,714,350
250,000	[3]	Amira Medical -- Series A Pfd.	562,500
1,000,000	[3]	Amira Medical -- Series D Pfd.	2,250,000
500,000	[1]	Aspect Medical Systems, Inc.	7,750,000
862,750	[1,4]	Bionx Implants, Inc.	2,329,425
200,000	[1,3]	Caliper Technologies Corp.	4,210,000
930,000		Cardinal Health, Inc.	64,170,000
600,000	[1,4]	Conceptus, Inc.	9,000,000
714,286	[1,3,4]	Conceptus, Inc.	10,714,290
500,000	[1,3]	Cortek, Inc. -- Series C Convertible Pfd.	1,000,000
1,515,512	[1,3]	Cortek, Inc. - Series D Convertible Pfd.	2,000,000
453,900	[1,2]	Cryolife, Inc.	18,569,049
370,000	[1]	Curon Medical, Inc.	740,000
1	[3]	De Novo (Q) Ventures I, LP	2,830,792
2,083,333	[3]	DexCom, Inc. -- Series B Pfd.	3,000,000
200,000	[1]	Guidant Corp.	7,200,000
300,000	[1]	Haemonetics Corp.	9,150,000
6,612	[3]	Medtronic, Inc.	304,247
931,900	[1,4]	Orthofix International NV	25,002,877
259,000	[1]	Regeneration Technologies, Inc.	2,279,200
666,667	[3]	Sanarus Medical, Inc. -- Series A Pfd.	1,000,001
Shares or Units Held			Value
		STOCKS--continued
		HEALTH--continued
		Medical Equipment & Supplies--continued
55,400	[1]	Spacelabs Medical, Inc.	$675,880
500,000	[3]	Spinal Dynamics Corp.- Series D Pfd.	3,000,000
556,400	[1,3]	ThermoGenesis Corp. - Warrants	1,168,440
1,388,885	[1,3]	ThermoGenesis Corp.	2,499,993

		TOTAL	185,341,175

		Pharmaceutical & Biotech--7.5%
100,000		Abbott Laboratories	4,801,000
266,667	[3]	ACADIA Pharmaceuticals, Inc.	2,000,002
341,400	[1]	Allos Therapeutics, Inc.	1,553,370
1,046,667	[1,3,4]	Aradigm Corp.	7,326,669
1,694,915	[3]	Ardais Corp., Convertible Pfd.	9,999,999
535,000	[1]	Argonaut Technologies, Inc.	2,782,000
500,000	[1,2,4]	ArQule, Inc.	10,830,000
340,000	[1]	Array BioPharma, Inc.	3,094,000
100,000	[1]	Biogen, Inc.	5,436,000
95,000		Cephalon, Inc. -- Convertible Pfd.	19,023,655
700,000	[1,2]	Charles River Laboratories International, Inc.	24,325,000
400,000	[1]	Corvas International, Inc.	4,712,000
125,000	[1,2]	CV Therapeutics, Inc.	7,125,000
645,161	[3]	diaDexus, Inc. -- Series C Pfd.	4,999,998
700,000	[1]	Dr. Reddy's Laboratories Ltd., ADR	12,985,000
300,000	[1]	Genentech, Inc.	16,530,000
3,989,272	[1,3,4]	Genomica Corp.	17,153,870
296,296	[1,3]	Genta, Inc.	3,967,403
300,000	[1,2]	Genzyme Transgenics Corp.	2,982,000
200,000		ICN Pharmaceuticals, Inc.	6,344,000
415,000	[1,2]	IDEC Pharmaceuticals Corp.	28,091,350
305,000	[1]	Inspire Pharmaceuticals, Inc.	4,270,000
155,000	[1,3]	Intermune, Inc.	5,521,100
Shares or Units Held			Value
		STOCKS--continued
		HEALTH--continued
		Pharmaceutical & Biotech--continued
750,000	[1,3]	IntraBiotics Pharmaceuticals, Inc. -- Series G Pfd.	$1,087,500
200,000	[1]	King Pharmaceuticals, Inc.	10,750,000
250,000	[1,2]	Medarex, Inc.	5,875,000
300,000	[1]	MediChem Life Sciences, Inc.	1,515,000
266,668	[1,3]	Mitokor - Series F Pfd.	2,000,010
100,000	[1,2]	NPS Pharmaceuticals, Inc.	4,020,000
31,250	[1,3]	Peptech Ltd. (AUD)	41,282
312,500	[3]	Point Theraputics, Convertible - Series B Pfd.	5,000,000
100,000	[1]	POZEN, Inc.	1,500,000
25,000	[1,2]	Salix Pharmaceuticals, Ltd.	616,250
200,000		Schering-Plough Corp.	7,248,000
150,000	[1,2]	Shire Pharmaceuticals Group PLC, ADR	8,325,000
570,000	[1,2]	Telik, Inc.	5,614,500
260,000	[1]	Waters Corp.	7,178,600

		TOTAL	266,624,558

		TOTAL HEALTH	897,040,825

		RETAIL--8.1%
		Restaurants --3.0%
49,600		Bob Evans Farms, Inc.	892,800
20,439,322	[4]	J.D. Wetherspoon PLC (GBP)	105,783,759
225,000	[1]	Smith & Wollensky Restaurant Group, Inc.	1,260,000
52,500	[3]	Western Growth Capital Partners I, LLP	164,850

		TOTAL	108,101,409

		Retail--5.1%
100,000	[1,2]	AutoZone, Inc.	3,750,000
50,000	[1]	Costco Wholesale Corp.	2,054,000
400,000	[1]	Dollar Tree Stores, Inc.	11,136,000
800,000		Family Dollar Stores, Inc.	20,504,000
22,000		Fast Retailing Co., Ltd. (JPY)	3,828,081
400,000		Gap (The), Inc.	11,600,000
200,000		Home Depot, Inc.	9,310,000
250,000		Intimate Brands, Inc.	3,767,500
Shares or Units Held			Value
		STOCKS--continued
		RETAIL--continued
		Retail--continued
11,000,000	[1,2,4]	PETsMART, Inc.	$77,550,000
200,000	[1,2]	Reebok International Ltd.	6,390,000
150,000	[2]	Ross Stores, Inc.	3,592,500
425,000	[1,2]	Venator Group, Inc.	6,502,500
300,000		Wal-Mart Stores, Inc.	14,640,000
150,000		Walgreen Co.	5,122,500

		TOTAL	179,747,081

		TOTAL RETAIL	287,848,490

		SERVICES--20.9%
		Aerospace & Defense--0.1%
100,000	[1]	Triumph Group, Inc.	4,900,000

		Business Services--7.8%
10,000,000	[1]	Cendant Corp.	195,000,000
989,800	[1,2,4]	Corporate Executive Board Co.	41,571,600
100,000	[1]	CoStar Group, Inc.	2,630,000
1,260,600	[1,4]	Dispatch Management Services Corp.	11,345
25,000	[2]	Global Payments, Inc.	752,500
100,000	[1]	Iron Mountain, Inc.	4,484,000
100,000	[1]	Keynote Systems, Inc.	1,095,000
223,400	[1]	Kroll-O'Gara Co.	2,113,364
255,500		Moody's Corp.	8,559,250
630,200	[1]	National Processing, Inc.	17,645,600

		TOTAL	273,862,659

		Media--9.0%
200,000	[1]	AT&T Corp. - Liberty Media Corp., Class A	3,498,000
400,000	[1]	Adelphia Communications Corp., Class A	16,400,000
1,600,000	[1]	Clear Channel Communications, Inc.	100,320,000
1,000,000	[1,2]	Comcast Corp.	43,400,000
1,000,000	[1,2]	Cox Communications, Inc.	44,300,000
380,000	[1,2]	Entercom Communications Corp.	20,371,800
150,000	[1]	Hispanic Broadcasting Corp.	4,303,500
650,000	[1]	JC Decaux SA (FRF)	8,703,308
1,000,000	[1,2]	Lamar Advertising Co.	44,000,000
606,800	[1]	Viacom, Inc., Class B	31,401,900

		TOTAL	316,698,508

Shares or Units Held			Value
		STOCKS--continued
		SERVICES--continued
		Recreation & Entertainment--0.5%
995,900	[1,4]	CINAR Corp.	$4,481,550
307,400		Dover Downs Entertainment, Inc.	4,733,960
50,000	[1,2]	Speedway Motorsports, Inc.	1,260,500
175,000	[1]	WMS Industries, Inc.	5,629,750

		TOTAL	16,105,760

		Telecommunication Services--2.2%
225,000	[1,2]	American Tower Corp.	4,650,750
1,200,000		Broadwing, Inc.	29,340,000
10,000	[1]	Crown Castle International Corp.	164,000
800,200	[1,2]	Illuminet Holdings, Inc.	25,166,290
417,100	[1,2]	ITC DeltaCom, Inc.	1,668,400
20,833	[1,3]	RateXchange Corp. -- Warrants 3/15/03	0
2,005,000	[1,2]	TALK America Holdings, Inc.	1,884,700
300,000		Verizon Communications Inc.	16,050,000

		TOTAL	78,924,140

		Transportation--1.3%
914,000	[1,2]	Budget Group, Inc.	2,193,600
1,000,000	[1]	Golar LNG Ltd.	6,859,800
1,550,000	[1,2]	OMI Corp.	8,695,500
700,000	[1,2,4]	Stelmar Shipping Ltd.	12,180,000
300,000	[2]	Teekay Shipping Corp.	12,006,000
100,000		Union Pacific Corp.	5,491,000

		TOTAL	47,425,900

		TOTAL SERVICES	737,916,967

		TECHNOLOGY--10.0%
		Computer Software--1.9%
1,353,400	[1,2]	Acclaim Entertainment, Inc.	6,604,592
600,000	[2]	Amdocs Ltd.	32,310,000
45,000	[1,3]	Attunity Ltd.	117,000
9,000	[1,3]	Attunity Ltd. -- Warrants 3/21/05	0
Shares or Units Held			Value
		STOCKS--continued
		TECHNOLOGY--continued
		Computer Software--continued
9,000	[1,3]	Attunity Ltd. -- Warrants 3/22/05	$0
1,500	[1,2]	Check Point Software Technologies Ltd.	75,855
120,000	[1,2]	Manugistics Group, Inc.	3,012,000
640,000	[1]	Network Associates, Inc.	7,968,000
225,000	[1,2]	SeaChange International, Inc.	4,056,750
1,333,334	[3]	SensAble Technologies, Inc. -- Series B Pfd.	4,426,669
443,979	[3]	SensAble Technologies, Inc. -- Series C Pfd.	1,474,010
1,000	[1]	Siebel Systems, Inc.	46,900
770,000	[1,2]	SilverStream Software, Inc.	5,428,500

		TOTAL	65,520,276

		Data Processing Services--4.7%
850,000	[1,2]	Affiliated Computer Services, Inc.	61,123,500
1,600,000	[1]	CSG Systems International, Inc.	90,816,000
800,000	[1]	KPMG Consulting, Inc.	12,280,000
2,000,000	[3]	Ryan Hankin Kent, Inc. -- Series B Convertible Pfd.	2,000,000

		TOTAL	166,219,500

		Networking & Telecommunication Equipment--1.1%
557,576	[1]	BreezeCOM Ltd.	2,458,910
1,000	[1]	CIENA Corp.	38,000
556,587	[3]	Centerpoint Broadband Technologies, Inc.	6,000,002
1,000	[1,2]	Comverse Technology, Inc.	57,100
1,059,322	[3]	Expand Networks Ltd. - Series C Pfd.	2,500,000
300,000	[1]	General Motors Corp., Class H	6,075,000
1,000	[1]	JDS Uniphase Corp.	12,500
679,348	[3]	Multiplex, Inc. -- Series C Pfd.	5,000,001
1,000	[1,2]	ONI Systems Corp.	27,900
3,602,090	[1,3]	P-Com, Inc.	1,981,150
25,000	[1]	Stratos Lightwave, Inc.	325,000
1,000,000	[2]	Telefonaktiebolaget LM Ericsson, Class B, ADR	5,420,000
1,538,461	[3]	Yipes Communications Group, Inc.	9,999,997

		TOTAL	39,895,560

Shares or Units Held			Value
		STOCKS--continued
		TECHNOLOGY--continued
		Online Internet Information--1.9%
550,000	[1]	AOL Time Warner, Inc.	$29,150,000
1,752,600	[1,2]	EasyLink Services Corp.	963,930
17,200	[1]	Emailthatpays.com, Inc.	3,268
200,000	[1]	Gtech Holdings Corp.	7,102,000
198,600	[1,2]	Hollywood Media Corp.	1,189,614
76,000	[1,2]	HomeStore.com, Inc.	2,656,960
200,000	[1,2,4]	Hotel Reservations Network, Inc.	9,306,000
2,884,615	[3]	India.com, Inc.	3,000,000
2	[3]	internet.com Venture Partners III, LLC	537,145
100,000	[1,2]	MedicaLogic/Medscape, Inc.	59,000
138,500	[1]	NetRatings, Inc.	1,994,400
100,000	[1,2]	SonicWALL, Inc.	2,521,000
430,000	[1]	Websense, Inc.	8,600,000

		TOTAL	67,083,317

		Semiconductor & Equipment--0.4%
200,000	[1]	FEI Co.	8,200,000
555,000	[1,2]	Integrated Telecom Express, Inc.	1,132,200
75,000	[1]	Virata Corp.	888,750
1,000	[1,2]	Vitesse Semiconductor Corp.	21,040
460,000	[1]	Xicor, Inc.	5,092,200
1,000	[1]	Xilinx, Inc.	41,240

		TOTAL	15,375,430

		TOTAL TECHNOLOGY	354,094,083

		OTHER--7.3%
		Building Products--0.2%
100,000	[1]	Simpson Manufacturing Co., Inc.	6,050,000

		Construction & Engineering--0.6%
354,400	[1]	Emcor Group, Inc.	12,811,560
150,000	[1,2]	Quanta Services, Inc.	3,306,000
150,000	[1]	URS Corp.	4,050,000

		TOTAL	20,167,560

Shares or Units Held			Value
		STOCKS--continued
		OTHER--continued
		Electrical Equipment--0.3%
150,000		General Cable Corp.	$2,782,500
10,000	[1,2]	Global Power Equipment Group Inc.	293,000
125,000	[1]	Powell Industries, Inc.	3,750,000
50,000		Woodward Governor Co.	4,217,500

		TOTAL	11,043,000

		Electronic Equipment & Instruments--0.0%
1,000,000	[1]	Lexar Media, Inc.	1,590,000

		Energy--4.4%
100,000	[1,2]	Aquila, Inc.	2,465,000
700,000		Duke Energy Corp.	17,955,000
2,200,000	[1,2,4]	EEX Corp.	5,940,000
10,000		Electricity Generating Public Co., Ltd. (THB)	7,790
100,000		Exelon Corp.	6,412,000
180,000		Forest Oil Corp.	5,040,000
100,000	[1]	Input/Output, Inc.	1,270,000
600,000	[2]	Kinder Morgan, Inc.	30,150,000
100,000		NiSource, Inc.	2,733,000
200,000	[1,2]	NRG Energy, Inc.	4,416,000
285,392	[2]	NUI Corp.	6,586,847
400,000		Ocean Energy, Inc.	6,980,000
600,000	[1]	Oceaneering International, Inc.	12,450,000
200,000		Oil Service Holders Trust	14,040,000
100,000	[1,2]	Oil States International, Inc.	922,000
150,000	[1,2]	Orion Power Holdings, Inc.	3,571,500
2,200,000	[1]	Parker Drilling Co.	14,300,000
300,000		Puget Energy, Inc.	7,860,000
100,000	[1,2]	Triton Energy Ltd.	3,275,000
100,000		Unocal Corp.	3,415,000
200,000	[1]	Veritas DGC, Inc.	5,550,000

		TOTAL	155,339,137

Shares or Units Held or Principal Amount			Value
		STOCKS--continued
		OTHER--continued
		Industrial Conglomerates--0.9%
250,000		General Motors Corp.	$16,087,500
125,000	[1,2]	Kraft Foods, Inc.	3,875,000
200,000		Philip Morris Cos., Inc.	10,150,000

		TOTAL	30,112,500

		Machinery--0.0%
116,000		BHA Group Holdings, Inc.	1,583,400

		Marine--0.9%
1,800,000	[1,2]	Frontline Ltd. (NOK)	30,869,160
33,400	[1,2]	Frontline Ltd., ADR	571,140

		TOTAL	31,440,300

		TOTAL OTHER	257,325,897

		TOTAL STOCKS (IDENTIFIED COST $2,136,900,159)	2,996,868,598

		CONVERTIBLE BOND--1.0%
		RETAIL
$37,500,000	[4]	PETsMART, Inc., 6.75%, 11/1/2004 (identified cost $37,500,000)	35,593,500

		MUTUAL FUND--11.9%
422,100,881		Prime Value Obligations Fund, Class IS (at net asset value)	422,100,881

		TOTAL INVESTMENTS (IDENTIFIED COST $2,596,501,040)[5]	$3,454,562,979

		SCHEDULE OF SECURITIES SOLD SHORT
40,000		Advanced Energy Industries, Inc.	$1,650,800
50,000		Cabot Microelectronics Corp.	3,100,000
10,000		International Business Machines Corp.	1,130,000
20,000		International Rectifier Corp.	682,000
20,000		KLA-Tencor Corp.	1,169,400
40,000		Linear Technology Corp.	1,768,800
40,000		Maxim Integrated Products, Inc.	1,768,400
100,000		Progressive Corp.	13,519,000

		TOTAL SECURITIES SOLD SHORT (PROCEEDS $19,288,115)	$24,788,400

1 Non-income producing security.

2 Certain shares are temporarily on loan to unaffiliated broker/dealers.

3 Restricted security--not registered under the Securities Act of 1933.

4 Affiliated company.

5 The cost of investments for federal tax purposes amounts to $2,596,501,040. The net unrealized appreciation of investments on a federal tax basis amounts to $858,061,939 which is comprised of $982,187,314 appreciation and $124,125,375 depreciation at June 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($3,537,678,870) at June 30, 2001.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
AUD	--Australian Dollar
FRF	--French Franc
GBP	--British Pound
JPY	--Japanese Yen
NOK	--Norwegian Kroner
THB	--Thai Baht

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $2,596,501,040)		$3,454,562,979
Cash denominated in foreign currencies (identified cost $1,177,182)		1,177,182
Cash held as collateral for securities lending		314,913,570
Deposit with custodian bank for securities sold short		30,167,628
Income receivable		1,984,852
Receivable for investments sold		107,053,250
Receivable for fund shares sold		5,696,202
Other assets		122,291

TOTAL ASSETS		3,915,677,954

Liabilities:
Securities sold short, at value (proceeds $19,288,115)	$24,788,400
Payable for investments purchased	34,316,770
Payable for fund shares redeemed	293,049
Payable on collateral due to broker	314,913,570
Payable to bank	1,029,836
Accrued expenses	2,657,459

TOTAL LIABILITIES		377,999,084

Net assets for 742,503,193 shares outstanding		$3,537,678,870

Net Assets Consist of:
Paid in capital		$2,445,809,058
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		852,569,065
Accumulated net realized gain on investments and foreign currency transactions		502,866,679
Distributions in excess of net investment income		(263,565,932)

TOTAL NET ASSETS		$3,537,678,870

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net Asset Value Per Share ($22,523,101 ÷ 4,727,577 shares outstanding)		$4.76

Offering Price Per Share (100/94.50 of $4.76)[1]		$5.04

Redemption Proceeds Per Share		$4.76

Class B Shares:
Net Asset Value Per Share ($25,196,548 ÷ 5,288,530 shares outstanding)		$4.76

Offering Price Per Share		$4.76

Redemption Proceeds Per Share (94.50/100 of $4.76)[1]		$4.50

Class C Shares:
Net Asset Value Per Share ($7,325,251 ÷ 1,537,654 shares outstanding)		$4.76

Offering Price Per Share		$4.76

Redemption Proceeds Per Share (99.00/100 of $4.76)[1]		$4.71

Class K Shares:
Net Asset Value Per Share ($3,482,634,970 ÷ 730,949,432 shares outstanding)		$4.76

Offering Price Per Share		$4.76

Redemption Proceeds Per Share (99.80/100 of $4.76)[1]		$4.75

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $375,044)			$4,673,536
Interest			24,779,502

TOTAL INCOME			29,453,038

Expenses:
Investment adviser fee		$24,142,251
Administrative personnel and services fee		498,181
Custodian fees		166,271
Transfer and dividend disbursing agent fees and expenses		1,708,825
Directors'/Trustees' fees		159,382
Auditing fees		146,989
Legal fees		53,888
Portfolio accounting fees		59,690
Distribution services fee--Class A Shares		5,046
Distribution services fee--Class B Shares		14,100
Distribution services fee--Class C Shares		4,675
Distribution services fee--Class K Shares		6,816,660
Shareholder services fee--Class A Shares		5,046
Shareholder services fee--Class B Shares		4,700
Shareholder services fee--Class C Shares		1,558
Shareholder services fee--Class K Shares		1,642,685
Share registration costs		48,367
Printing and postage		181,859
Insurance premiums		10,256
Taxes		702
Commitment fee		120,548
Miscellaneous		107,333

TOTAL EXPENSES		35,899,012

Waivers:
Waiver of investment adviser fee	$(2,279,616)
Reimbursement of investment adviser fee	(7,584)
Waiver of distribution services fee--Class A Shares	(1,459)
Waiver of distribution services fee--Class K Shares	(2,013,568)

TOTAL WAIVERS		(4,302,227)

Net expenses			31,596,785

Net operating loss			(2,143,747)

Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			4,964,584
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			245,263,688

Net realized and unrealized gain on investments and foreign currency			250,228,272

Change in net assets resulting from operations			$248,084,525

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2001	Year Ended 12/31/2000
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(2,143,747)	$(29,086,054)
Net realized gain on investments and foreign currency transactions	4,964,584	1,371,849,414
Net change in unrealized appreciation(depreciation) of investments and translation of assets and liabilities in foreign currency	245,263,688	(963,389,691)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	248,084,525	379,373,669

Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	--	--
Class B Shares	--	--
Class C Shares	--	--
Class K Shares	--	(1,170,154,603)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(1,170,154,603)

Share Transactions:
Proceeds from sale of shares	160,589,238	246,148,129
Net asset value of shares issued to shareholders in payment of distributions declared	--	1,134,809,314
Cost of shares redeemed	(238,989,252)	(698,057,347)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(78,400,014)	682,900,096

Change in net assets	169,684,511	(107,880,838)

Net Assets:
Beginning of period	3,367,994,359	3,475,875,197

End of period	$3,537,678,870	$3,367,994,359

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,
	6/30/2001	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$4.43	$5.95	$5.68	$6.37	$5.84	$5.05
Income From Investment Operations:
Net operating loss	(0.01)[1]	(0.05)	(0.06)	(0.04)	(0.06)	(0.03)
Net realized and unrealized gain on investments	0.34	0.76	1.32	0.02	0.80	1.08

TOTAL FROM INVESTMENT OPERATIONS	0.33	0.71	1.26	(0.02)	0.74	1.05

Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--	(2.23)	(0.99)	(0.67)	(0.21)	(0.26)

TOTAL DISTRIBUTIONS	--	(2.23)	(0.99)	(0.67)	(0.21)	(0.26)

Net Asset Value, End of Period	$4.76	$4.43	$5.95	$5.68	$6.37	$5.84

Total Return[2]	7.45%	10.86%	26.01%	0.72%	12.59%	20.91%

Ratios to Average Net Assets:

Expenses	1.92%[3]	1.89%	1.95%	1.96%	1.89%	1.93%

Expenses excluding interest expense	1.92%[3]	1.88%	1.94%	1.95%	1.88%	1.92%

Net investment loss	(0.13)%[3]	(0.80)%	(1.19)%	(0.66)%	(1.00)%	(0.82)%

Expense waiver/reimbursement[4]	0.27%[3]	0.12%	0.15%	0.11%	0.12%	0.13%

Supplemental Data:

Net assets, end of period (000 omitted)	$3,482,635	$3,367,994	$3,475,875	$4,621,018	$6,008,161	$5,341,311

Portfolio turnover	55%	78%	78%	59%	65%	72%

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2001 (unaudited)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares.

Shareholders and/or the Board of Trustees (the "Trustees") approved a change in the name of the Fund as follows:

Effective Date	Old Name	New Name
April 20, 2001	The Kaufmann Fund, Inc.	Federated Kaufmann Fund

Effective April 23, 2001, Class A, Class B and Class C Shares were added.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended June 30, 2001, the Fund had no open futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At June 30, 2001, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contract Purchased:

7/2/2001	210,890,570 Japanese Yen	$1,694,308	$1,694,308	$0

NET UNREALIZED APPRECIATION (DEPRECIATION) ON FOREIGN EXCHANGE CONTRACTS				$0

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended June 30, 2001, the Fund had a realized gain of $847,500 on written options.

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2000	78,000	$ 1,007,500

Options written	78,000	815,000

Options expired	(78,000)	(815,000)

Options bought to close	(78,000)	(1,007,500)

Outstanding at 6/30/2001	--	$ --

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 100% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2001, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$295,707,970	$314,913,570

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee. Certain of these securities may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

Additional information on each restricted security held at June 30, 2001 is as follows:

Description	Date of Acquisition	Cost
ACADIA Pharmaceuticals, Inc.	05/02/2000	$2,000,002

AeroGen, Inc. - Series F Pfd.	07/06/2000	2,000,000

Amira Medical - Series A Pfd.	04/12/1999	1,375,000

Amira Medical - Series D Pfd.	04/12/1999	5,500,000

Apollo Investment Fund	05/18/2001	572,792

Aradigm Corp.	03/10/1999	7,000,004

Ardais Corp., Convertible Pfd.	03/02/2001 - 03/8/2001	9,999,999

Attunity Ltd.	03/07/2000	765,000

Attunity Ltd. - Warrants 3/21/05	07/13/2000	--

Attunity Ltd. - Warrants 3/22/05	07/13/2000	--

Caliper Technologies Corp.	08/28/2000	9,600,000

Centerpoint Broadband Technologies, Inc.	10/24/2000	6,000,008

CompBenefits Corp. - Voting Common	06/17/1999	124,306

CompBenefits Corp. - Conv. Nonvoting Common	07/12/2000	54,383

CompBenefits Corp. - Conv. Participating Pfd.	06/17/1999	2,831,921

CompBenefits Corp. - Series B Convertible Pfd.	07/12/2000	1,258,113

Conceptus, Inc.	04/11/2001	5,000,000

Cortek, Inc. - Series C Convertible Pfd.	03/01/2001	1,000,000

Cortek, Inc. - Series D Convertible Pfd.	06/18/2001	2,000,000

DeNovo (Q) Ventures I, LP	03/07/2000 - 03/31/2001	3,000,000

DexCom, Inc. - Series B Pfd.	12/01/2000	3,000,000

diaDexus, Inc. - Series C Pfd.	04/04/2000	4,999,998

Expand Networks Ltd. - Series C Pfd.	09/22/2000	2,500,000

Genomica Corp.	03/08/2001	3,368,393

Genta, Inc.	09/25/2000	1,999,998

Greenfield Technology Ventures Fund I, LP	06/15/1998 - 07/13/1999	100,000

India.com, Inc.	09/14/2000	3,000,000

The Infrastructure Fund, LP	08/10/2000	150,000

Intermune, Inc.	07/28/2000	5,510,000

internet.com Venture Partners III, LLC	05/17/2000 - 07/28/2000	600,000

Description	Date of Acquisition	Cost
IntraBiotics Pharmaceuticals, Inc. - Series G Pfd.	11/23/1998	$4,501,691

Latin Healthcare Fund, LP	07/15/1997 - 03/16/2000	9,079,357

Latin Healthcare Fund, LP	10/20/2000	500,000

Medtronic, Inc.	03/15/2000	3,000,001

MitoKor -- Series F Pfd.	08/22/2000	2,000,010

Multiplex, Inc. - Series C Pfd.	02/22/2001	5,000,001

P-Com, Inc.	06/22/1999	10,000,000

Peachtree/CB Partners, LLC	03/07/2000	2,741,652

Peachtree/DMI Partners, LLC	05/09/2001	1,178,100

Peachtree/Heartlab Partners, LLC	04/03/2001	687,225

Peachtree/Leadscope, LLC	06/29/2000	683,400

Peachtree/Medichem, LLC	07/07/1999	1,468,120

Peachtree/OpenNetwork Partners, LLC	10/05/2000	981,750

Peachtree/Velquest Partners, LLC	09/14/2000	487,050

Peptech Ltd. (AUD)	07/19/1993	76,275

Point Theraputics, Convertible - Series B Pfd.	04/09/2001	5,000,000

RateXchange Corp. - Warrants 3/15/03	03/15/2000	--

Rocket Ventures II, LP	07/13/1999 - 09/23/2000	1,750,000

Ryan Hankin Kent, Inc. -- Series B Convertible Pfd.	07/06/2000	2,000,000

Sanarus Medical Inc. - Series A Pfd.	11/18/1999	1,000,001

SensAble Technologies, Inc. - Series B Pfd.	12/23/1997	2,000,000

SensAble Technologies, Inc. - Series C Pfd.	03/30/2000	1,474,010

Spinal Dynamics Corp. - Series D Pfd.	02/21/2001	3,000,000

ThermoGenesis Corp. - Warrants	04/26/2001	--

ThermoGenesis Corp.	04/26/2001	2,449,993

Vennworks, LLC - Class A	01/05/2000	5,000,000

Western Growth Capital Partners I, LLP	12/31/1997 - 07/24/2000	204,915

Yipes Communications Group, Inc.	09/19/2000	9,999,997

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

TRANSACTIONS WITH AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with companies which are or were affiliates are as follows:

	Affiliates	Purchase Cost	Sales Cost	Dividend Income	Value
[1]	Alexion Pharmaceuticals, Inc.	$ --	$ 5,444,719	$ --	$ --

[1,2]	Aradigm Corp.	--	--	--	7,326,669

[1]	ArQule, Inc.	--	1,441,430	--	--

[1]	Aurora Biosciences Corp.	--	8,047,813	--	--

[1]	Bionx Implants, Inc.	--	--	--	2,329,425

[1]	CINAR Corp.	--	--	--	--

[1]	CareScience, Inc.	983,619	--	--	1,997,500

[1,2]	CompBenefits Corp.--Voting Common	--	--	--	122,312

[1,2]	CompBenefits Corp.-Convertible Nonvoting Common	--	--	--	54,384

[1,2]	CompBenefits Corp.-Convertible Participating Pfd.	--	--	--	2,831,921

[1,2]	CompBenefits Corp.-Series B Convertible Pfd.	--	--	--	1,258,113

[1,2]	Conceptus, Inc.	5,834,675	58,598	--	10,714,290

[1]	Conceptus, Inc.	--	--	--	9,000,000

[1]	Corporate Executive Board Co.	4,371,719	8,416,610	--	--

[1]	Dispatch Management Services Corp.	--	--	--	11,345

[1]	EEX Corp.	--	--	--	5,940,000

[1]	Federal Agricultural Mortgage Corp.	--	2,843,366	--	--

[1,2]	Genomica Corp.	--	--	--	17,153,870

[1]	Healthcare Recoveries, Inc.	--	518,532	--	--

[1]	Hotel Reservations Network, Inc.	8,901,175	12,723,384	--	--

	J. D. Wetherspoon PLC (GBP)	--	--	292,477	105,783,759

[1]	Lincare Holdings, Inc.	3,856,356	64,863,430	--	240,080,000

[1]	Orthofix International NV	3,185,000	551,544	--	--

[1]	PETsMART, Inc.	3,537,851	--	--	77,550,000

	PETsMART, Inc., 6.75%, 11/1/2004	--	--	--	35,593,500

[1]	Philadelphia Consolidated Holding Corp.	--	--	--	45,214,000

[1]	Phoenix Companies, Inc.	10,533,990	--	--	11,160,000

[1]	RTW, Inc.	--	379,272	--	2,066,677

[1]	Stelmar Shipping Ltd.	8,395,423	--	--	12,180,000

	TOTAL OF AFFILIATED TRANSACTIONS	$49,599,808	$105,288,698	$292,477	$588,367,765

1 Non-income producing security.

2 Restricted security.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Period Ended 6/30/2001[1]
Class A Shares:	Shares	Amount
Shares sold	4,752,369	$21,939,123
Shares redeemed	(24,792)	(112,847)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,727,577	$21,826,276

	Period Ended 6/30/2001[1]
Class B Shares:	Shares	Amount
Shares sold	5,315,052	$24,726,179
Shares redeemed	(26,522)	(123,353)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	5,288,530	$24,602,826

	Period Ended 6/30/2001[1]
Class C Shares:	Shares	Amount
Shares sold	1,568,602	$7,271,957
Shares redeemed	(30,948)	(146,498)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,537,654	$7,125,459

	Six Months Ended 6/30/2001		Year Ended 12/31/2000
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	24,264,546	$106,651,979	38,614,486	$246,148,129
Shares issued to shareholders in payment of distributions declared	--	--	248,841,044	1,134,809,314
Shares redeemed	(54,248,881)	(238,606,554)	(110,894,428)	(698,057,347)

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(29,984,335)	$(131,954,575)	176,561,102	$682,900,096

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(18,430,574)	$(78,400,014)	176,561,102	$682,900,096

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to June 30, 2001.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Effective April 23, 2001, Federated Investment Management Company became the Fund's investment adviser (the "Adviser"). The Adviser receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. Prior to April 23, 2001, Edgemont Asset Management Corporation served as the Fund's investment adviser and received for its services an annual investment adviser fee equal to 1.500% of the Fund's average daily net assets.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Under the terms of a sub-adviser agreement between the Adviser and the Trust Division of Federated Global Investment Management Corp. ("FGIMC") receives an annual fee from the Adviser equal to 1.175% of the Fund's average daily net assets. In addition, FGIMC may voluntarily choose to reduce its compensation. For the six months ended June 30, 2001, FGIMC earned a sub-adviser fee of $8,395,984.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B, Class C and Class K Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Redemption Fee

The Fund imposes a redemption fee of 0.20% on the redemption price of the Fund's capital stock shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. For the six months ended June 30, 2001, redemption fees of $388,529 were allocated to cover the cost of redemptions. Excess fee proceeds of $25,508 were added to the Fund's assets.

Commitments and Contingencies

In the course of pursuing its investment philosophy, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At June 30, 2001, the Fund had total commitments to limited partnerships and limited liability companies of $49,800,000; of this amount $18,106,700 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $31,693,000.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended June 30, 2001, were as follows:

Purchases	$1,500,577,610

Sales	$1,187,180,206

Concentration of Credit Risk

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At June 30, 2001, the diversification of countries was as follows:

Country	Percentage of Net Assets
Australia	0.0%
Bermuda	1.7%
Canada	0.1%
France	0.2%
Greece	0.3%
India	0.4%
Israel	0.1%
Japan	0.6%
Norway	0.9%
Sweden	0.2%
Thailand	0.0%
United Kingdom	3.2%
United States	78.0%

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Kaufmann Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314172644

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

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